FAIR VALUE MEASUREMENTS - Level 3 Reconciliation (Details) - CMBS - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance, January 1, 2021	$ 10,733	$ 0
Total gains and losses:
Unrealized loss included in other comprehensive income (loss), net	1,804	747
Purchases and payments received:
Purchases	34,491	26,883
Premiums (discounts), net	(5,372)	(16,875)
Capitalized interest income	435
Principal payments received	(20)	(22)
Ending Balance, June 30, 2021	$ 42,071	$ 10,733